Share-Based Compensation - Schedule of Share Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
2022 Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance (in Shares)	498
Weighted average exercise price outstanding, beginning balance (in Dollars per share)	$ 1,844
Weighted average remaining contractual life outstanding, beginning balance		3 years 2 months 8 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of options, forfeited (in Shares)
Number of options, expired (in Shares)	(498)
Number of options outstanding, ending balance (in Shares)	0		498
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 0		$ 1,844
Weighted average remaining contractual life outstanding, ending balance
Aggregate Intrinsic Value outstanding, ending balance
MDRT Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance (in Shares)	1,595	3,434	3,434
Weighted average exercise price outstanding, beginning balance (in Dollars per share)	$ 722.4	$ 722.4	$ 722.4
Weighted average remaining contractual life outstanding, beginning balance			2 years 7 months 2 days
Aggregate Intrinsic Value outstanding, beginning balance	$ 57	$ 57	$ 57
Number of options, granted (in Shares)
Weighted average exercise price, granted (in Dollars per share)
Weighted average remaining contractual life, granted
Aggregate Intrinsic Value, granted
Number of options, exercised (in Shares)
Aggregate Intrinsic Value, Exercised
Number of options, forfeited (in Shares)			(1,839)
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, ending balance (in Shares)	1,595		1,595
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 722.4		$ 722.4
Weighted average remaining contractual life outstanding, ending balance	1 year 1 month 2 days		1 year 7 months 2 days
Aggregate Intrinsic Value outstanding, ending balance	$ 57		$ 57